Condensed Consolidated Balance Sheets - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets
Cash	$ 15,904	$ 1,712	$ 1,204,933
Accounts receivable, net	3,147	31,978	21,569
Prepaid expense and other current assets	273,159	91,204	70,802
Total current assets	292,210	124,894
Total current assets		2,851,082	1,297,304
Property and equipment, net	503,242	427,031	288,406
Operating lease right-of-use assets, net	249,796	405,148	174,282
Advance payment for acquisition	2,726,188	2,726,188
Intellectual property, net of accumulated amortization	204,997	454,331	1,269,819
Deposits	45,673	45,673	31,440
Total Assets	4,022,106	4,183,265	3,061,251
Current Liabilities
Accounts payable and accrued liabilities	2,221,000	1,031,931	115,673
Deferred revenue	1,814,620	1,704,249	1,035,185
Interest payable	616,593	478,712	204,915
Notes payable, net of unamortized discount	2,267,658	918,785	1,720,777
Convertible notes payable, net of unamortized discount	2,721,171	4,134,155	993,931
Due to a related party	320,486	112,062	247,366
Operating lease liability	338,818	213,831	112,322
Finance lease liability		10,341	72,768
Total Current Liabilities	10,300,348	8,604,066	4,502,937
Series B Preferred Stock, 80,000 shares designated; $0.001 par value; Stated value $10.00, 0 and 29,750 shares issued and outstanding, net of discount, respectively			278,811
Notes payable, net of unamortized discount - non-current	1,605,855	3,104,573	1,770,989
Convertible notes payable, net of unamortized discount - non-current	97,946	97,946	22,357
Deferred revenues - non-current	515,000	788,902	573,411
Operating lease liability - non-current		354,631	125,640
Finance lease liability - non-current			10,341
Total Liabilities	12,519,149	12,950,118	7,284,486
Commitments and Contingencies
Stockholders’ Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 149,892 and 150,000 shares issued and outstanding, respectively	150	150	150
Common stock: 125,000,000 authorized; $0.001 par value; 2,615,737 and 122,044 shares issued and outstanding, respectively	59,360	2,611	122
Additional paid in capital	43,503,928	42,642,514	37,810,380
Accumulated deficit	(52,060,481)	(51,412,128)	(42,033,887)
Total Stockholders’ Deficit	(8,497,043)	(8,766,853)	(4,223,235)
Total Liabilities and Stockholders’ Deficit	4,022,106	4,183,265	3,061,251
Series A Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 149,892 and 150,000 shares issued and outstanding, respectively	150	150
Series B Preferred Stock [Member]
Stockholders’ Deficit
Preferred stock: 337,500 authorized; $0.001 par value Series A Preferred Stock, 150,000 shares designated; $0.001 par value; 149,892 and 150,000 shares issued and outstanding, respectively
Related Party [Member]
Current Liabilities
Due to a related party	$ 320,488	$ 112,062	$ 247,366